SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES

Year ended December 31, 2023
Balance sheet, except for equity accounts	RMB	7.0999 to US$1.00
Income statement and cash flows	RMB	7.0811 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB	7.2993 to US$1.00
Income statement and cash flows	RMB	7.1957 to US$1.00

Year ended December 31, 2025
Balance sheet, except for equity accounts	RMB	6.9931 to US$1.00
Income statement and cash flows	RMB	7.1875 to US$1.00

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Category	Estimated Useful Life
Office equipment	4 – 5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS
Category	Estimated useful lives
Software	2-5 years
Patents	5 years

SCHEDULE OF NET REVENUES BY PRODUCT

Net revenues by product:

	For the years ended December 31,
	2025	2024	2023
Lithium battery energy storage system complete equipment & supporting accessories	$2,053,466	$-	$-
Total consolidated revenue	$2,053,466	$-	$-

SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES

The table below presents the activity of contract liabilities during the years ended December 31, 2025, 2024 and 2023, respectively:

	For the years ended December 31,
	2025	2024	2023
Balance at beginning of year	$104,660	$-	$-
Deposits received	2,519,702	104,660	-
Revenue recognized	(590,511)	-	-
Exchange difference	4,582	-	-
Balance at end of year	$2,038,433	$104,660	$-

SCHEDULE OF OTHER INCOME (EXPENSES)

For the years ended December 31, 2025, 2024 and 2023, the Company recognized other income (expenses) as below:

	For the years ended December 31,
	2025	2024	2023
Gain from debt forgiveness	$34,233	-	-
Loss on dissolution of a subsidiary*	(32,172)	-	-
Investment income	136,638	29,006	-
Others	(1,548)	-	-
Total other income	$137,151	$29,006	$-

*	During the year ended December 31, 2025, the Company completed the voluntary dissolution and liquidation of its wholly-owned subsidiary, Elong Power (Zibo). As a result of the liquidation, the Company recognized a loss of $32,172, which is included in other income, net. This loss primarily represents the difference between the carrying amount of the net assets derecognized and the proceeds realized upon liquidation.